Note 9 - Fixed Assets - Schedule of Fixed Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Fixed assets, gross	$ 2,591,000	$ 1,751,000
Less accumulated depreciation and amortization	(1,427,000)	(1,039,000)
Fixed assets, net	1,164,000	712,000
Equipment [Member]
Fixed assets, gross	$ 1,036,000	539,000
Estimated useful lives (Year)	5 years
Furniture and Fixtures [Member]
Fixed assets, gross	$ 163,000	162,000
Estimated useful lives (Year)	5 years
Leasehold Improvements [Member]
Fixed assets, gross	$ 653,000	598,000
Assets Held under Capital Leases [Member]
Fixed assets, gross	$ 739,000	$ 452,000
Estimated useful lives (Year)	5 years